Accumulated other comprehensive income (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,607,168,947		1,596,119,349		1,320,829,922
Issuance of common shares		350,210,297		11,049,598		275,289,427
of which reserved for share-based compensation		0		11,049,598		37,773,125
Common Stock, Shares, Issued, Ending Balance		1,957,379,244		1,607,168,947		1,596,119,349
Treasury shares
Treasury Stock, Shares, Beginning Balance		7,666,658		5,183,154		27,036,831
Sale of treasury shares		766,096,105		357,696,773		401,126,114
Repurchase of treasury shares		808,768,832		386,266,557		385,369,391
Share-based compensation, net of tax		44,429,161		26,086,280		6,096,954
Treasury Stock, Shares, Ending Balance		5,910,224		7,666,658		5,183,154
Common shares outstanding		1,951,469,020	[1]	1,599,502,289	[2]	1,590,936,195
Par value (in CHF per share)		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[3]	2,666,152,845		2,299,616,660
Unissued shares (in shares)		680,000,000		680,000,000
Capital Instrument Reserved
Common shares issued
Issuance of common shares		0		0		199,964,015
Treasury shares
Sale of treasury shares		0		0		33,488,655
Unissued shares (in shares)		515,145,579		498,874,240
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[4]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[4]	4,399,680,200		4,399,680,200
Treasury shares
Common shares outstanding	[4]	4,399,680,200		4,399,680,200
Par value (in CHF per share)	[4]	SFr 1.00		SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498'874'240 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2015. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.